Intangible assets - Impairment tests (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) item	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forecast period	5 years	5 years
Goodwill impairment	R$ 0	R$ 0	R$ 0
Decrease in estimated gross margin used in the value-in-use	120.00%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	12.50%	11.30%
Increase in estimated discount rate applied to the cash flow projections	120.00%
Number of CGUs | item	2
Continuing Education Courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 32,996	R$ 32,996
Intangible assets with indefinite useful life	R$ 65,311	R$ 65,311
Net operating revenue growth rate (as a percent)	34.50%	70.00%
Pre-tax discount rate (as a percent)	9.37%	10.60%
Long-term growth rate (as a percent	3.00%	3.20%
Gross margin (as a percent)	76.30%	88.90%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	75.20%	76.30%
Continuing Education Courses | Operating licenses for distance learning
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 32,315	R$ 32,315
On Campus Undergraduate Courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	431,105	431,105
Intangible assets with indefinite useful life	R$ 486,559	R$ 486,559
Net operating revenue growth rate (as a percent)	5.70%	(19.90%)
Pre-tax discount rate (as a percent)	9.37%	10.60%
Long-term growth rate (as a percent	3.00%	3.20%
Gross margin (as a percent)	44.90%	35.80%
On Campus Undergraduate Courses | Licenses to operate medical courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 55,454	R$ 55,454
Distance learning undergraduate courses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	1,398,488	1,398,488
Intangible assets with indefinite useful life	R$ 2,824,382	R$ 2,824,382
Net operating revenue growth rate (as a percent)	15.20%	28.80%
Pre-tax discount rate (as a percent)	9.37%	10.60%
Long-term growth rate (as a percent	3.00%	3.20%
Gross margin (as a percent)	76.00%	70.80%
Percentage that would have not resulted in the recognition of an impairment of goodwill by decrease in estimated gross margin used in the value-in-use	74.80%	76.00%
Distance learning undergraduate courses | Operating licenses for distance learning
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	R$ 1,425,894	R$ 1,425,894